Fair Value (Reconciliation Of Level 3 Assets And Liabilities) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance		$ 12.4	$ 13.2
Contingent consideration				$ 14.6
Settlements		(8.5)	(0.7)
Total (gain) loss recorded in earnings	$ 0.6	$ (3.9)	(0.1)	(1.4)
Ending balance	$ 0.6		$ 12.4	$ 13.2